Non-current assets held for sale - Assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014
Non-current assets
Property, plant and equipment	$ 781,606	$ 917,974	$ 971,573
Deferred tax assets	44,950	5,273
Other non-current assets	20,245	30,059
Total non-current assets	1,157,626	1,308,966
Current assets
Inventories	316,702	361,231
Trade and other receivables	209,406	111,463
Current receivables from related parties	11,971	4,572
Other current assets	9,810	9,926
Cash and cash equivalents	196,982	184,472	$ 116,666	$ 48,651
Total current assets	861,675	691,291
Total assets	2,019,301	2,000,257
Non-current liabilities
Provisions	81,957	82,397
Obligations under finance leases	3,385	69,713
Other financial liabilities	86,467	49,011
Deferred tax liabilities	139,535	65,142
Total non-current liabilities	500,503	612,303
Current liabilities
Provisions	19,627	33,095
Obligations under finance leases	1,852	12,920
Payables to related parties	30,738	12,973
Trade and other payables	157,706	192,859
Other current liabilities	64,780	90,569
Total current liabilities	626,756	$ 450,196
Held for sale
Current liabilities
Adjustment to the carrying amount of its assets equivalent to the depreciation that would have been charged if the business had not been classified as held for sale	2,608
Spanish Energy Business Discontinued Operations
Non-current assets
Property, plant and equipment	83,935
Deferred tax assets	1,948
Other non-current assets	582
Total non-current assets	86,465
Current assets
Inventories	32
Trade and other receivables	3,596
Current receivables from related parties	2,792
Other current assets	1
Cash and cash equivalents	51
Total current assets	6,472
Total assets	92,937
Non-current liabilities
Provisions	89
Obligations under finance leases	70,876
Other financial liabilities	5,576
Deferred tax liabilities	11,667
Total non-current liabilities	88,208
Current liabilities
Provisions	1,265
Obligations under finance leases	10,507
Payables to related parties	254
Trade and other payables	3,651
Other current liabilities	3,797
Total current liabilities	19,474
Total liabilities	$ 107,682